Segment Reporting - Additional Information (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Disclosure of operating segments [line items]
Revenue	€ 97,500
Menarini License
Disclosure of operating segments [line items]
Revenue	€ 97,500